Leases - Schedule of Contractual Future Lease Obligations (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Operating leases, 2023	$ 369
Operating leases, 2024	318
Operating leases, 2025	255
Operating leases, 2026	198
Operating leases, 2027	152
Operating leases, Thereafter	410
Operating leases	1,702
Operating leases, amounts representing interest	$ (202)
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Operating leases, lease liabilities
Operating leases, lease liabilities	$ 1,500
Finance leases, 2023	29
Finance leases, 2024	51
Finance leases, 2025	48
Finance leases, 2026	33
Finance leases, 2027	10
Finance leases, thereafter	28
Finance leases	199
Finance leases, Amounts representing interest	(22)
Finance leases, lease liabilities	$ 177
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Finance leases, lease liabilities